Acquisition of businesses and purchase accounting - Oxygen Plus, Inc. - Narratives (Details) - Oxygen Plus, Inc. - USD ($)		3 Months Ended
	Jun. 29, 2021	Sep. 30, 2021
Acquisition of businesses and purchase accounting
Purchase price	$ 730,000
Cash consideration	$ 574,000	$ 156,000
Discount rate	2.39%
Holdback consideration	$ 156,000
Professional fees in conjunction with the acquisition	$ 24,000
Pro forma revenue		1,100,000
Pro forma net income(loss)		40,000
Pro forma revenue recognized		300,000
Pro forma net income(loss) recognized		$ (90,000)